Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows - operating activities
Net earnings		$ 15,345	$ 13,355	$ 13,864
Less net earnings (loss) attributable to noncontrolling interests		112	298	223
Net earnings attributable to GE common shareowners for per-share calculation, Basic		15,233	13,057	13,641
(Earnings) loss from discontinued operations, net of taxes		(2,699)	(1,144)	(1,829)
Adjustments to reconcile net earnings attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment		5,026	5,283	4,576
Earnings from continuing operations retained by GECC(b)		0	0	0
Deferred income taxes		(1,329)	(3,481)	(1,378)
Decrease (increase) in GE current receivables		(1,913)	(485)	(879)
Decrease (increase) in inventories		(872)	(1,368)	(1,274)
Increase (decrease) in accounts payable		714	422	113
Increase (decrease) in GE progress collections		(515)	1,893	(920)
Provision for losses on GECC financing receivables		3,623	4,053	3,224
All other operating activities		5,903	4,237	6,824
Cash from (used for) operating activities - continuing operations		23,171	22,467	22,098
Cash from (used for) operating activities - discontinued operations		4,539	6,112	9,173
Cash from (used for) operating activities		27,710	28,579	31,271
Cash flows - investing activities
Additions to property, plant and equipment		(7,250)	(6,816)	(8,326)
Dispositions of property, plant and equipment		2,327	1,973	1,509
Net decrease (increase) in GECC financing receivables		(4,947)	(281)	(3,041)
Proceeds from sales of discontinued operations		232	528	227
Proceeds from principal business dispositions		2,950	3,324	1,213
Proceeds from sale of equity interest in NBCU LLC		0	16,699	0
Net cash from (payments for) principal businesses purchased		(2,639)	(1,634)	(1,456)
All other investing activities		8,204	24,440	31,410
Cash from (used for) investing activities - continuing operations		(1,123)	38,233	21,536
Cash from (used for) investing activities - discontinued operations		(3,907)	(9,116)	(10,234)
Cash from (used for) investing activities		(5,030)	29,117	11,302
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)		(6,125)	(14,134)	(2,711)
Net increase (decrease) in bank deposits		9,374	(177)	683
Newly issued debt (maturities longer than 90 days)		32,239	38,821	52,581
Repayments and other reductions (maturities longer than 90 days)		(46,756)	(55,605)	(92,610)
Proceeds from issuance of preferred stock		0	990	3,960
Net dispositions (purchases) of GE shares for treasury		(1,218)	(9,278)	(4,164)
Dividends paid to shareowners		(8,851)	(7,821)	(7,189)
Proceeds from initial public offering of Synchrony Financial		2,842	0	0
All other financing activities		(1,205)	(1,382)	(2,910)
Cash from (used for) financing activities - continuing operations		(19,700)	(48,586)	(52,360)
Cash from (used for) financing activities - discontinued operations		2,742	3,013	1,286
Cash from (used for) financing activities		(16,958)	(45,573)	(51,074)
Effect of currency exchange rate changes on cash and equivalents		(3,492)	(795)	1,278
Increase (decrease) in cash and equivalents		2,230	11,328	(7,223)
Cash and equivalents at beginning of year		88,787	77,459	84,682
Cash and equivalents at end of year		91,017	88,787	77,459
Less cash and equivalents of discontinued operations at December 31		5,414	2,040	2,031
Cash and equivalents of continuing operations at end of year		85,603	86,747	75,428
Cash paid during the year for interest		(9,560)	(8,988)	(12,717)
Cash recovered (paid) during the year for income taxes		(2,955)	(2,487)	(3,237)
GE
Cash flows - operating activities
Net earnings	[1]	15,183	13,302	13,801
Less net earnings (loss) attributable to noncontrolling interests	[1]	(50)	245	160
Net earnings attributable to GE common shareowners for per-share calculation, Basic	[1]	15,233	13,057	13,641
(Earnings) loss from discontinued operations, net of taxes	[1]	(2,699)	(1,144)	(1,829)
Adjustments to reconcile net earnings attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	[1]	2,508	2,449	2,291
Earnings from continuing operations retained by GECC(b)	[1],[2]	(1,530)	991	1,893
Deferred income taxes	[1]	(476)	(2,571)	(294)
Decrease (increase) in GE current receivables	[1]	(473)	(1,432)	1,105
Decrease (increase) in inventories	[1]	(877)	(1,351)	(1,204)
Increase (decrease) in accounts payable	[1]	884	809	158
Increase (decrease) in GE progress collections	[1]	(528)	1,919	(920)
Provision for losses on GECC financing receivables	[1]	0	0	0
All other operating activities	[1]	3,129	1,528	2,985
Cash from (used for) operating activities - continuing operations	[1]	15,171	14,255	17,826
Cash from (used for) operating activities - discontinued operations	[1]	(2)	(2)	0
Cash from (used for) operating activities	[1]	15,169	14,253	17,826
Cash flows - investing activities
Additions to property, plant and equipment	[1]	(3,970)	(3,680)	(3,937)
Dispositions of property, plant and equipment	[1]	0	0	0
Net decrease (increase) in GECC financing receivables	[1]	0	0	0
Proceeds from sales of discontinued operations	[1]	0	0	0
Proceeds from principal business dispositions	[1]	602	1,316	540
Proceeds from sale of equity interest in NBCU LLC	[1]	0	16,699	0
Net cash from (payments for) principal businesses purchased	[1]	(2,091)	(8,026)	(1,456)
All other investing activities	[1]	(447)	(1,488)	(564)
Cash from (used for) investing activities - continuing operations	[1]	(5,906)	4,821	(5,417)
Cash from (used for) investing activities - discontinued operations	[1]	2	2	0
Cash from (used for) investing activities	[1]	(5,904)	4,823	(5,417)
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	[1]	243	949	(890)
Net increase (decrease) in bank deposits	[1]	0	0	0
Newly issued debt (maturities longer than 90 days)	[1]	3,084	512	6,961
Repayments and other reductions (maturities longer than 90 days)	[1]	(323)	(5,032)	(34)
Proceeds from issuance of preferred stock	[1]	0	0	0
Net dispositions (purchases) of GE shares for treasury	[1]	(1,218)	(9,278)	(4,164)
Dividends paid to shareowners	[1]	(8,851)	(7,821)	(7,189)
Proceeds from initial public offering of Synchrony Financial	[1]	0	0	0
All other financing activities	[1]	346	(211)	32
Cash from (used for) financing activities - continuing operations	[1]	(6,719)	(20,881)	(5,284)
Cash from (used for) financing activities - discontinued operations	[1]	0	0	0
Cash from (used for) financing activities	[1]	(6,719)	(20,881)	(5,284)
Effect of currency exchange rate changes on cash and equivalents	[1]	(312)	(22)	2
Increase (decrease) in cash and equivalents	[1]	2,234	(1,827)	7,127
Cash and equivalents at beginning of year		13,682	15,509	8,382
Cash and equivalents at end of year		15,916	13,682	15,509
Less cash and equivalents of discontinued operations at December 31		0	0	0
Cash and equivalents of continuing operations at end of year		15,916	13,682	15,509
Cash paid during the year for interest		(1,215)	(1,132)	(1,182)
Cash recovered (paid) during the year for income taxes		(1,337)	(4,753)	(2,987)
GECC
Cash flows - operating activities
Net earnings		7,396	6,257	6,278
Less net earnings (loss) attributable to noncontrolling interests		162	53	63
Net earnings attributable to GE common shareowners for per-share calculation, Basic		7,234	6,204	6,215
(Earnings) loss from discontinued operations, net of taxes		(2,704)	(1,210)	(1,682)
Adjustments to reconcile net earnings attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment		2,602	2,834	2,285
Earnings from continuing operations retained by GECC(b)	[2]	0	0	0
Deferred income taxes		(853)	(910)	(1,084)
Decrease (increase) in GE current receivables		0	0	0
Decrease (increase) in inventories		27	33	(27)
Increase (decrease) in accounts payable		407	135	(330)
Increase (decrease) in GE progress collections		0	0	0
Provision for losses on GECC financing receivables		3,623	4,053	3,224
All other operating activities		3,068	2,161	4,213
Cash from (used for) operating activities - continuing operations		13,404	13,300	12,814
Cash from (used for) operating activities - discontinued operations		4,541	6,114	9,173
Cash from (used for) operating activities		17,945	19,414	21,987
Cash flows - investing activities
Additions to property, plant and equipment		(3,933)	(3,336)	(5,086)
Dispositions of property, plant and equipment		2,349	1,973	1,509
Net decrease (increase) in GECC financing receivables		(6,369)	593	(4,530)
Proceeds from sales of discontinued operations		232	528	227
Proceeds from principal business dispositions		2,320	1,983	458
Proceeds from sale of equity interest in NBCU LLC		0	0	0
Net cash from (payments for) principal businesses purchased		(548)	6,392	0
All other investing activities		8,754	24,787	32,047
Cash from (used for) investing activities - continuing operations		2,805	32,920	24,625
Cash from (used for) investing activities - discontinued operations		(3,909)	(9,118)	(10,234)
Cash from (used for) investing activities		(1,104)	23,802	14,391
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)		(6,794)	(13,796)	(1,881)
Net increase (decrease) in bank deposits		9,374	(177)	683
Newly issued debt (maturities longer than 90 days)		29,155	38,317	45,403
Repayments and other reductions (maturities longer than 90 days)		(46,433)	(50,573)	(92,576)
Proceeds from issuance of preferred stock		0	990	3,960
Net dispositions (purchases) of GE shares for treasury		0	0	0
Dividends paid to shareowners		(3,322)	(6,283)	(6,549)
Proceeds from initial public offering of Synchrony Financial		2,842	0	0
All other financing activities		(1,229)	(873)	(2,819)
Cash from (used for) financing activities - continuing operations		(16,407)	(32,395)	(53,779)
Cash from (used for) financing activities - discontinued operations		2,742	3,013	1,286
Cash from (used for) financing activities		(13,665)	(29,382)	(52,493)
Effect of currency exchange rate changes on cash and equivalents		(3,180)	(773)	1,276
Increase (decrease) in cash and equivalents		(4)	13,061	(14,839)
Cash and equivalents at beginning of year		75,105	62,044	76,883
Cash and equivalents at end of year		75,101	75,105	62,044
Less cash and equivalents of discontinued operations at December 31		5,414	2,040	2,031
Cash and equivalents of continuing operations at end of year		69,687	73,065	60,013
Cash paid during the year for interest		(8,910)	(8,146)	(12,172)
Cash recovered (paid) during the year for income taxes		(1,618)	2,266	(250)
Synchrony
Cash flows - financing activities
Proceeds from initial public offering of Synchrony Financial		$ 2,842	$ 0	$ 0

[1]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.
[2]	(b) Represents GECC earnings from continuing operations attributable to the Company, net of GECC dividends paid to GE .